Hod Maden and Other Investments in Associates - Summary of Investments Accounted For Using Equity Method (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Investments in associates accounted for using equity method	$ 112,906	$ 116,585
Hod Maden Associate [member]
Disclosure of associates [line items]
Investments in associates accounted for using equity method	96,666	116,585	$ 127,224
Entree Resources Limited [member]
Disclosure of associates [line items]
Investments in associates accounted for using equity method	$ 16,240	$ 0	$ 0